Contract Liability (Tables)	12 Months Ended
Oct. 31, 2022
Contract Liability [Abstract]
Schedule of contract liability
	October 31, 2022	October 31, 2021
Customer deposit for car purchase	1,343,442	114,916
Total, net	1,343,442	114,916